SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents	$ 0	$ 0
Revenue	0	0
Research and Development Expense	$ 647,302	362,456
Income tax likely hood percentage, description	A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized
Cash, FDIC Insured Amount	$ 1,249,866
Revenue from Contract with Customer, Excluding Assessed Tax